Borrowings (Details)	12 Months Ended
	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 GBP (£)
Disclosure of detailed information about borrowings
Total borrowings			£ 525,615,000		£ 511,232,000
Non-current borrowings			520,010,000		505,779,000
Current borrowings			5,605,000		5,453,000
Minimum amount of consolidated profit or loss (EBITDA) to be maintained	£ 65,000,000
Period of time for financial maintenance covenant testing	12 months
Senior secured notes
Disclosure of detailed information about borrowings
Total borrowings			340,417,000		330,757,000
Non-current borrowings			340,417,000		330,757,000
Unamortized issue costs on borrowings			3,044,000		3,414,000
Principal amount / Notional amount | $		$ 425,000,000		$ 425,000,000
Secured term loan facility
Disclosure of detailed information about borrowings
Total borrowings			179,593,000		175,022,000
Non-current borrowings			179,593,000		175,022,000
Unamortized issue costs on borrowings			2,241,000		1,894,000
Principal amount / Notional amount | $		$ 225,000,000		$ 225,000,000
Accrued interest on senior secured notes
Disclosure of detailed information about borrowings
Total borrowings			5,605,000		£ 5,453,000
Undrawn committed revolving facility
Disclosure of detailed information about borrowings
Undrawn committed revolving borrowings facility			£ 150,000,000
Fixed interest rate | Senior secured notes
Disclosure of detailed information about borrowings
Borrowings, interest rate		3.79%	3.79%
Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Borrowings, interest rate basis	US dollar LIBOR
Floating interest rate | Undrawn committed revolving facility
Disclosure of detailed information about borrowings
Borrowings, interest rate basis	LIBOR or EURIBOR
Minimum | Senior secured notes
Disclosure of detailed information about borrowings
Debt redemption, percentage of aggregate principal amount	5.00%
Minimum | Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis		1.25%	1.25%
Minimum | Floating interest rate | Undrawn committed revolving facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis		1.25%	1.25%
Maximum | Senior secured notes
Disclosure of detailed information about borrowings
Debt redemption, percentage of aggregate principal amount	100.00%
Maximum | Floating interest rate | Secured term loan facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis		1.75%	1.75%
Maximum | Floating interest rate | Undrawn committed revolving facility
Disclosure of detailed information about borrowings
Adjustment to interest rate basis		1.75%	1.75%